Pension and other PostRetirement Benefits	12 Months Ended
Dec. 31, 2017
PENSIONS AND OTHER POST RETIREMENT BENEFITS
PENSIONS AND OTHER POST RETIREMENT BENEFITS

24. PENSIONS AND OTHER POST-RETIREMENT BENEFITS

The company's defined benefit pension plans provide pension benefits at retirement based on years of service and final average earnings (if applicable). These obligations are met through funded registered retirement plans and through unregistered supplementary pensions that are voluntarily funded through retirement compensation arrangements, and/or paid directly to recipients. The amount and timing of future funding for these plans is subject to the funding policy as approved by the Board of Directors. The company's contributions to the funded plans are deposited with independent trustees who act as custodians of the plans' assets, as well as the disbursing agents of the benefits to recipients. Plan assets are managed by a pension committee on behalf of beneficiaries. The committee retains independent managers and advisors.

Asset-liability matching studies are performed by a third-party consultant to set the asset mix by quantifying the risk-and-return characteristics of possible asset mix strategies. Investment and contribution policies are integrated within this study, and areas of focus include asset mix as well as interest rate sensitivity.

Funding of the registered retirement plans complies with applicable regulations that require actuarial valuations of the pension funds at least once every three years in Canada, or more, depending on funding status, and every year in the United States. The most recent valuations for the Canadian plans were performed as at December 31, 2016, and for the International plans were performed as at December 31, 2015. The company uses a measurement date of December 31 to value the plan assets and remeasure the accrued benefit obligation for accounting purposes.

The company's other post-retirement benefits programs are unfunded and include certain health care and life insurance benefits provided to retired employees and eligible surviving dependants.

The company reports its share of Syncrude's defined benefit and defined contribution pension plans and Syncrude's other post-retirement benefits plan.

The company also provides a number of defined contribution plans, including a U.S. 401(k) savings plan, that provide for an annual contribution of 5% to 11.5% of each participating employee's pensionable earnings.

Defined Benefit Obligations and Funded Status

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2017	2016	2017	2016

Change in benefit obligation

Benefit obligation at beginning of year	6 280	4 611	587	502

Obligations acquired through acquisition of COS (note 7)	—	1 352	—	73

Current service costs	193	189	14	13

Plan participants' contributions	14	14	—	—

Benefits paid	(294)	(272)	(21)	(21)

Interest costs	236	238	22	23

Disposal (note 36)	(69)	—	(9)	—

Foreign exchange	(2)	(46)	(1)	(1)

Settlements	7	8	—	—

Actuarial remeasurement:

Experience loss (gain) arising on plan liabilities	2	7	(12)	(5)

Actuarial (gain) loss arising from changes in demographic assumptions	(4)	8	(9)	(1)

Actuarial loss arising from changes in financial assumptions	354	171	26	4

Benefit obligation at end of year	6 717	6 280	597	587

Change in plan assets

Fair value of plan assets at beginning of year	5 356	4 040	—	—

Assets acquired through acquisition of COS (note 7)	—	1 060	—	—

Employer contributions	160	165	—	—

Plan participants' contributions	14	14	—	—

Benefits paid	(269)	(249)	—	—

Disposal (note 36)	(71)	—	—	—

Foreign exchange	(3)	(37)	—	—

Settlements	7	8	—	—

Administrative costs	(2)	(2)	—	—

Income on plan assets	200	202	—	—

Actuarial remeasurement:

Return on plan assets greater than discount rate	407	155	—	—

Fair value of plan assets at end of year	5 799	5 356	—	—

Net unfunded obligation	918	924	597	587

Of the total net unfunded obligations as at December 31, 2017, 67% relates to Canadian pension plans and other post-retirement benefits obligation (excluding Syncrude) (December 31, 2016 – 66%). The weighted average duration of the defined benefit obligation under the Canadian pension plans and other post-retirement plans (excluding Syncrude) is 13.91 years (2016 – 14.06 years).

The net unfunded obligation is recorded in Accounts Payable and Accrued Liabilities and Other Long-Term Liabilities (note 23) in the Consolidated Balance Sheets.

	Pension Benefits		Other Retirement Benefits
($ millions)	2017	2016	2017	2016

Analysis of amount charged to earnings:

Current service costs	193	189	14	13

Interest costs	36	36	22	23

Defined benefit plans expense	229	225	36	36

Defined contribution plans expense	74	76	—	—

Total benefit plans expense charged to earnings	303	301	36	36

Components of defined benefit costs recognized in Other Comprehensive Income:

	Pension Benefits		Other Post-Retirement Benefits
($ millions)	2017	2016	2017	2016

Return on plan assets (excluding amounts included in net interest expense)	(407)	(155)	—	—

Experience loss (gain) arising on plan liabilities	2	7	(12)	(5)

Actuarial loss arising from changes in financial assumptions	354	171	26	4

Actuarial (gain) loss arising from changes in demographic assumptions	(4)	8	(9)	(1)

Actuarial (gain) loss recognized in other comprehensive income	(55)	31	5	(2)

Actuarial Assumptions

The cost of the defined benefit pension plans and other post-retirement benefits received by employees is actuarially determined using the projected unit credit method of valuation that includes employee service to date and present pay levels, as well as the projection of salaries and service to retirement.

The significant weighted average actuarial assumptions were as follows:

	Pension Benefits		Other Post-Retirement Benefits
(%)	Dec 31 2017	Dec 31 2016	Dec 31 2017	Dec 31 2016

Discount rate	3.40	3.90	3.40	3.80

Rate of compensation increase	3.00	3.20	3.00	3.00

The discount rate assumption is based on the interest rate on high-quality bonds with maturity terms equivalent to the benefit obligations.

The defined benefit obligation reflects the best estimate of the mortality of plan participants both during and after their employment. The mortality assumption is based on a standard mortality table adjusted for actual experience over the past five years.

In order to measure the expected cost of other post-retirement benefits, it was assumed for 2017 that the health care costs would increase annually by 6.50% per person (2016 – 6.50%). This rate will remain constant until 2019 and then will decrease 0.5% annually to 5% by 2022, and remain at that level thereafter.

Assumed discount rates and health care cost trend rates may have a significant effect on the amounts reported for pensions and other post-retirement benefits obligations for the company's Canadian plans. A change of these assumptions would have the following effects:

	Pension Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the aggregate service and interest costs	(19)	24

Effect on the benefits obligations	(859)	1 107

	Other Post-Retirement Benefits
($ millions)	Increase	Decrease

1% change in discount rate

Effect on the benefits obligations	(72)	89

1% change in health care cost

Effect on the aggregate service and interest costs	1	(1)

Effect on the benefits obligations	30	(25)

Plan Assets and Investment Objectives

The company's long-term investment objective is to secure the defined pension benefits while managing the variability and level of its contributions. The portfolio is rebalanced periodically, as required, while ensuring that the maximum fixed income content is 44% at any time. Plan assets are restricted to those permitted by legislation, where applicable. Investments are made through pooled, mutual, segregated or exchange traded funds.

The company's weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2017	2016

Equities, comprised of:

– Canada	18	19

– United States	19	23

– Foreign	19	17

	56	59

Fixed income, comprised of:

– Canada	39	39

Real estate, comprised of:

– Canada	5	2

Total	100	100

Equity securities do not include any direct investments in Suncor shares. The fair value of equity and bond securities are based on the trading price of the underlying fund. The fair value of real estate investments is based on independent third-party appraisals.

During the year, the company made cash contributions of $160 million to its defined benefit pension plans, of which $3 million was contributed to the solvency reserve account in Alberta. The company expects to make cash contributions to its defined benefit pension plans in 2018 of $174 million.